FAIR VALUE MEASUREMENTS - Carrying value and fair value for the convertible notes payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Convertible debt		$ 3,630,000
Carrying Amount
FAIR VALUE MEASUREMENTS
Convertible debt	$ 6,282,197	4,599,225	$ 8,570,000
Carrying Amount | 2025 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt	1,963,754	3,212,250
Carrying Amount | 2026 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt	3,712,000
Carrying Amount | SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt	606,443	1,386,975	2,500,000
Estimated Fair Value
FAIR VALUE MEASUREMENTS
Convertible debt	6,189,849	5,321,303	8,542,323
Estimated Fair Value | 2025 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt	2,030,796	3,778,303
Estimated Fair Value | 2026 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt	3,318,053
Estimated Fair Value | SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt	$ 841,000	$ 1,543,000	$ 2,365,114